CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		11,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	110,000,000	110,000,000
Common stock, shares issued	30,427,750	15,496,932	13,877,636
Common stock, shares outstanding	30,427,750	15,496,932	13,877,636